Share-based Payment - Number and Weighted Average Exercise Prices of Stock Options (Detail) - SMFG stock acquisition rights [member]		12 Months Ended
		Mar. 31, 2025 ¥ / shares	Mar. 31, 2024 ¥ / shares
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of options, Outstanding at beginning of period	[1],[2]	1,070,400	1,283,400
Number of options, Exercised	[1],[2]	(206,700)	(213,000)
Number of options, Outstanding at end of period	[1],[2]	863,700	1,070,400
Number of options, Exercisable at end of period	[1],[2]	726,600	852,900
Weighted average exercise price, Outstanding at beginning of period		¥ 1	¥ 1
Weighted average exercise price, Exercised		1	1
Weighted average exercise price, Outstanding at end of period		1	1
Weighted average exercise price, Exercisable at end of period		¥ 1	¥ 1

[1]	As resolved by the board of directors on May 15, 2024, the Company implemented a stock split of its common stock with an effective date of October 1, 2024, whereby each share of common stock owned by shareholders listed or recorded in the closing register of shareholders on the record date of September 30, 2024 was split into three shares. Number of options is calculated based on the assumption that the stock split had been implemented at the beginning of the fiscal year ended March 31, 2024.
[2]	Number of options is the number of SMFG’s common stock granted by the exercise of stock options.